JPMorgan SmartRetirement Blend 2070 Fund Expense Example - I Shares [Member] - JPMorgan SmartRetirement Blend 2070 Fund - Class I	Feb. 25, 2026 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 43
Expense Example, with Redemption, 3 Years	$ 222